Shareholders Equity - Summary of Computation of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 MXN ($) $ / shares shares	Dec. 31, 2015 MXN ($) $ / shares shares
Earnings per share [abstract]
Net profit for the period attributable to equity holders of the parent	$ 29,325,921	$ 1,482	$ 8,649,427	$ 35,054,772
Weighted average shares (in millions) | shares	65,909	65,909	65,693	66,869
Earnings per share attributable to equity holders of the parent | $ / shares	$ 0.44		$ 0.13	$ 0.52